Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 20,658	$ 51,678
Fees receivable	7,481	10,967
Short-term investments	2,232	3,348
Other assets	13,496	8,723
Income taxes recoverable	1,189	2,247
Total current assets	45,056	76,963
Non-current
Co-investments	93,528	73,573
Other assets	24,291	21,271
Property and equipment, net	10,856	12,496
Intangible assets	182,902	178,613
Goodwill	19,149	19,149
Deferred income taxes	3,053	1,683
Total non-current assets	333,779	306,785
Total assets	378,835	383,748
Current
Accounts payable and accrued liabilities	12,647	10,703
Compensation payable	7,822	12,342
Income taxes payable	980	2,707
Total current liabilities	21,449	25,752
Non-current
Other accrued liabilities	16,637	18,061
Loan facility	24,237	54,437
Deferred income taxes	10,807	8,227
Total liabilities	73,130	106,477
Shareholders' equity
Capital stock	434,764	428,475
Contributed surplus	35,281	33,716
Deficit	(89,402)	(105,305)
Accumulated other comprehensive loss	(74,938)	(79,615)
Total shareholders' equity	305,705	277,271
Total liabilities and shareholders' equity	378,835	383,748
Commitments and provisions